Income Taxes (Narrative) (Details) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended
	May 31, 2010 EUR (€)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Jul. 02, 2011 Minimum [Member] USD ($)	Jul. 02, 2011 Maximum [Member] USD ($)	Jul. 02, 2011 State [Member] USD ($)	Jul. 02, 2011 Continuing Operations [Member] USD ($)	Jul. 03, 2010 Continuing Operations [Member] USD ($)	Jun. 27, 2009 Continuing Operations [Member] USD ($)
Increase in tax expense related to income from continuing operations		$ 25	$ 9
Income from continuing operations before income taxes increase (decrease) from prior year		(219)	408
Tax benefit related to the release of tax contingencies and audit settlements			177
Tax benefit related to contingent proceeds			47
Tax expense recognition on certain earnings outside US not indefinitely reinvested			121					14	145	44
Potential US federal income tax not yet recognized on foreign unremitted earnings		763	501		200	225
Cash payments for income taxes		325	427	273				291	305	218
Net operating loss and other tax carryforwards expiring in 2012		1
Net operating loss and other tax carryforwards expiring in 2013		1
Net operating loss and other tax carryforwards expiring in 2014		1
Net operating loss and other tax carryforwards expiring in 2015		2
Net operating loss and other tax carryforwards expiring in 2016		1
Net operating loss and other tax carryforwards expiring in 2017		3
Net operating loss and other tax carryforwards expiring in 2018		5
Net operating loss and other tax carryforwards expiring in 2019		3
Net operating loss and other tax carryforwards expiring in 2020		2
Net operating loss and other tax carryforwards expiring in 2022 and beyond		34
Net operating loss carryforwards		288					51
Tax benefit likeliness threshold		50.00%
Unrecognized tax benefits that would affect effective tax rate		440
Unrecognized tax benefits range of potential decrease in twelve months, lower limit		15
Unrecognized tax benefits range of potential decrease in twelve months, upper limit		40
Interest and penalties for unrecognized tax (benefits) expense		10	(43)	15
Accrued interest and penalties for unrecognized tax benefits		86	61	111
Bank guarantee as security against tax allegations	€ 64